Segment reporting - Consolidated Statement of Profit or Loss By Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Shipping income
Revenue	$ 419,770	$ 1,210,341	[1]	$ 914,711	[1]
Gains on disposal of vessels/other tangible assets	15,068	22,728	[1]	14,879	[1]
Other operating income	10,255	10,112	[1]	10,094	[1]
Total shipping income	445,093	1,243,181	[1]	939,684	[1]
Operating expenses
Voyage expenses and commissions	(118,808)	(125,430)	[1]	(144,681)	[1]
Vessel operating expenses	(220,706)	(218,390)	[1]	(218,504)	[1]
Charter hire expenses	(9,750)	(7,954)	[1]	(604)	[1]
Losses on disposal of vessels/other tangible assets	0	(1)	[1]	(75)	[1]
Depreciation tangible assets	(344,904)	(319,652)	[1]	(337,646)	[1]
Depreciation intangible assets	(90)	(99)	[1]	(56)	[1]
General and administrative expenses	(32,408)	(37,333)	[1]	(42,515)	[1]
Total operating expenses	(726,666)	(708,859)	[1]	(744,081)	[1]
RESULT FROM OPERATING ACTIVITIES	(281,573)	534,322	[1]	195,603	[1]
Finance income	14,934	21,496	[1]	20,572	[1]
Finance expenses	(95,541)	(91,553)	[1]	(119,803)	[1]
Net finance expenses	(80,607)	(70,057)	[1]	(99,231)	[1]
Share of profit (loss) of equity accounted investees (net of income tax)	22,976	10,917	[1]	16,460	[1]
PROFIT (LOSS) BEFORE INCOME TAX	(339,204)	475,182	[1]	112,832	[1]
Income tax expense	427	(1,944)	[1]	(602)	[1]
PROFIT (LOSS) FOR THE PERIOD	(338,777)	473,238	[1]	112,230	[1]
Attributable to:
Owners of the company	(338,777)	473,238	[1]	112,230	[1]
Operating segments | Tankers
Shipping income
Revenue	422,649	1,220,843		916,157
Gains on disposal of vessels/other tangible assets	15,068	23,107		14,879
Other operating income	10,111	9,907		10,075
Total shipping income	447,828	1,253,857		941,111
Operating expenses
Voyage expenses and commissions	(122,374)	(129,833)		(145,047)
Vessel operating expenses	(222,087)	(221,245)		(218,719)
Charter hire expenses	(6,775)	(5,410)		(604)
Losses on disposal of vessels/other tangible assets	0	(1)		(75)
Depreciation tangible assets	(347,338)	(323,216)		(338,036)
Depreciation intangible assets	(90)	(99)		(56)
General and administrative expenses	(32,441)	(37,441)		(42,583)
Total operating expenses	(731,105)	(717,245)		(745,120)
RESULT FROM OPERATING ACTIVITIES	(283,277)	536,612		195,991
Finance income	14,050	20,045		20,399
Finance expenses	(95,626)	(91,645)		(119,809)
Net finance expenses	(81,576)	(71,600)		(99,410)
Share of profit (loss) of equity accounted investees (net of income tax)	380	467		440
PROFIT (LOSS) BEFORE INCOME TAX	(364,473)	465,479		97,021
Income tax expense	427	(1,944)		(602)
PROFIT (LOSS) FOR THE PERIOD	(364,046)	463,535		96,418
Attributable to:
Owners of the company	(364,046)	463,535		96,418
Operating segments | FSO
Shipping income
Revenue	50,132	49,949		49,461
Gains on disposal of vessels/other tangible assets	0	0		0
Other operating income	2,356	2,577		3,351
Total shipping income	52,488	52,526		52,812
Operating expenses
Voyage expenses and commissions	0	0		2
Vessel operating expenses	(12,381)	(12,014)		(12,657)
Charter hire expenses	0	0		0
Losses on disposal of vessels/other tangible assets	0	0		0
Depreciation tangible assets	(9,899)	(16,710)		(18,071)
Depreciation intangible assets	0	0		0
General and administrative expenses	(330)	(560)		(283)
Total operating expenses	(22,610)	(29,284)		(31,009)
RESULT FROM OPERATING ACTIVITIES	29,878	23,242		21,803
Finance income	0	21		147
Finance expenses	(1,971)	(3,295)		(4,558)
Net finance expenses	(1,971)	(3,274)		(4,411)
Share of profit (loss) of equity accounted investees (net of income tax)	0	0		0
PROFIT (LOSS) BEFORE INCOME TAX	27,907	19,968		17,392
Income tax expense	(2,638)	(10,265)		(1,581)
PROFIT (LOSS) FOR THE PERIOD	25,269	9,703		15,812
Attributable to:
Owners of the company	25,269	9,703		15,812
Equity-accounted investees
Shipping income
Revenue	53,011	60,451		50,907
Gains on disposal of vessels/other tangible assets	0	379		0
Other operating income	2,212	2,372		3,332
Total shipping income	55,223	63,202		54,239
Operating expenses
Voyage expenses and commissions	(3,566)	(4,403)		(364)
Vessel operating expenses	(13,762)	(14,869)		(12,872)
Charter hire expenses	2,975	2,544		0
Losses on disposal of vessels/other tangible assets	0	0		0
Depreciation tangible assets	(12,333)	(20,274)		(18,461)
Depreciation intangible assets	0	0		0
General and administrative expenses	(363)	(668)		(351)
Total operating expenses	(27,049)	(37,670)		(32,048)
RESULT FROM OPERATING ACTIVITIES	28,174	25,532		22,191
Finance income	(884)	(1,430)		(26)
Finance expenses	(2,056)	(3,387)		(4,564)
Net finance expenses	(2,940)	(4,817)		(4,590)
Share of profit (loss) of equity accounted investees (net of income tax)	(22,596)	(10,450)		(16,020)
PROFIT (LOSS) BEFORE INCOME TAX	2,638	10,265		1,581
Income tax expense	(2,638)	(10,265)		(1,581)
PROFIT (LOSS) FOR THE PERIOD	0	0		0
Attributable to:
Owners of the company	$ 0	$ 0		$ 0

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.